Consolidated Balance Sheets (Parenthetical) (Unaudited) - $ / shares	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	75,000,000	75,000,000	75,000,000
Common Stock, shares issued	27,615,185	27,591,441	21,711,953
Common Stock, shares outstanding	27,615,185	27,591,441	21,711,953